MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                November 2, 1999



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    MONEY MARKET OBLIGATIONS TRUST (the "Trust")
                  Government Obligations Fund
                  Government Obligations Tax-Managed Fund
                  Municipal Obligations Fund
                  Prime Obligations Fund
                  Prime Cash Obligations Fund
                  Prime Value Obligations Fund
                  Tax-Free Obligations Fund
                  Treasury Obligations Fund
              1933 Act File No. 33-31602
              1940 Act File No. 811-5950

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated October 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 36 on October 29, 1999.

         If you have any questions regarding this certification, please call me at (412) 288-7404.

                                                   Very truly yours,




                                                   /s/ Leslie K. Ross
                                                   Leslie K. Ross
                                                   Assistant Secretary